Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

Note 8 – Shareholders’ Equity:

A.	Initial public offering (the “IPO”)

On July 31, 2023, the Company closed an initial public offering of its ordinary shares (the “IPO”). The Company issued and sold 1,950,000 ordinary shares pursuant to which it received gross proceeds of approximately $7.8 million.

B.	Private investment

On October 30, 2023, the Company raised gross proceeds of approximately $5.1 million in a private investment in public equity transaction (the “PIPE”). The Company issued and sold 1,136,364 ordinary shares and issued 3,500,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $5.1 million. In addition, the Company issued an aggregate of 4,636,364 and 140,373, series A warrants and series B warrants, respectively, to purchase ordinary shares.

During 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which investors received 2,876,957 and 8,217 ordinary shares, respectively.

During January and February 2024, certain warrant holders exercised 605,452 pre-funded warrants and 132,116 series B warrants on a cashless basis into 601,367 ordinary shares and 131,249 ordinary shares, respectively.

During December 2024, certain warrant holders exercised 1,654,546 series A warrants into 1,654,546 ordinary shares accordingly. As a result of such exercise, the Company received approximately $1.8 million.

As of December 31, 2024, the pre-funded warrants and series B warrants have been exercised in full.

During January 2025, certain warrant holders exercised 1,144,357 series A warrants into 1,144,357 ordinary shares accordingly. As a result of such exercise, the Company received approximately $1.2 million.

As of June 30, 2026, there were 1,837,461 series A warrants outstanding.

C.	Form F-3 (the “Form F-3”)

On August 9, 2024, the Company filed a Shelf Registration Statement on Form F-3 (the “Form F-3”) with the SEC for the registration under the Securities Act of 1933, as amended, of such indeterminate number of ordinary shares, warrants to purchase ordinary shares, and units, in one or more offerings for an aggregate initial offering price of up to $50,000,000 on Form F-3. The Form F-3 was declared effective by the SEC on August 16, 2024. As of the date of these financial statements, the Company has raised an aggregate of $12,799,999.75 in gross proceeds of the Form F-3, as further described in Notes 8C (D-H) below.
D.	Registered direct offering - February 13, 2025

On February 13, 2025, the Company closed a registered direct offering utilizing the Form F-3. The Company issued and sold 2,518,182 ordinary shares and issued 300,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $3.1 million. The pre-funded warrants were exercised in full during the six months ended June 30, 2025.

E.	Registered direct offering - August 4, 2025

On August 4, 2025, the Company closed a registered direct offering utilizing Form F-3. The Company issued and sold 1,700,001 ordinary shares and issued 300,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $2.2 million. The pre-funded warrants were exercised in full during the year ended December 31, 2025.

F.	Registered direct offering - January 5, 2026

On January 5, 2026, the Company completed a registered direct offering utilizing the Form F-3. The Company issued and sold 850,000 ordinary shares and 650,000 pre-funded warrants to purchase 650,000 ordinary shares at a price of $1.00 per ordinary share and $0.99999 per pre-funded warrant, which is equal to the offering price per ordinary share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $1.5 million. As of the date of these financial statements, the pre-funded warrants have been exercised in full into 650,000 ordinary shares.

G.	Registered direct offering – January 12, 2026

On January 12, 2026, the Company completed a registered direct offering utilizing the Form F-3. The Company issued and sold 1,000,000 ordinary shares and 1,000,000 pre-funded warrants to purchase 1,000,000 ordinary shares at a price of $1.00 per ordinary share and $0.99999 per pre-funded warrant, which is equal to the offering price per ordinary share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $2.0 million. As of the date of these financial statements, the pre-funded warrants have been exercised in full into 1,000,000 ordinary shares.

H.	Registered direct offering – March 24, 2026

On March 24, 2026, the Company completed a registered direct offering utilizing the Form F-3. The Company issued and sold 1,208,333 ordinary shares and 4,125,000 pre-funded warrants to purchase 4,125,000 ordinary shares at a price of $0.75 per ordinary share and $0.74999 per pre-funded warrant, which is equal to the offering price per ordinary share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $4.0 million. As of the date of these financial statements, all pre-funded warrants have been exercised into shares on a cashless basis.

I.	Equity Warrants

During April 2024, certain consultants exercised 359,020 warrants via a cashless exercise mechanism for which they received 355,974 ordinary shares.

As of June 30,2026, the remaining outstanding equity warrants are summarized in the table below:

Issuance date	In connection with	Expiration date	No. of warrants issued	Exercise price per share	No. of Ordinary shares underlying warrants
2022*	Delta Drone Warrants (L.I.A. Pure Capital Ltd)	July 31, 2028	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	July 31, 2028	97,500	$5.00	97,500
2023	IPO Consultant Warrants	September 20, 2028	144,606	$1.275	144,606
2023	Series A warrants	October 30, 2028	1,837,461	$1	1,837,461

*	issued on February 2, 2022 to a former parent Company
F.	Stock-based Compensation

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by Company’s Board of Directors (the “Board”) on March 28, 2022. The Plan provides for the grant of options to purchase ordinary shares, restricted share units representing ordinary shares and ordinary shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants in order to promote a close identity of interests between those individuals and us.

On February 19, 2025, the Company’s pool of shares under the Plan was increased by 2,500,000 ordinary shares.

On June 1, 2026, the Company’s pool of shares under the Plan was increased by 2,500,000 ordinary shares.

As of June 30, 2026, the total number of ordinary shares reserved for issuance under existing awards granted under the Plan was 5,610,156 ordinary shares and 1,429,488 ordinary shares remain available for future awards under the Plan. Ordinary shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

For the six months ended June 30, 2026, the Board approved the grant of an aggregate of 514,933 options to purchase 514,933 ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board, and afterward, 6.25% shall vest upon completion of each three-month period of continuous employment or services for the remaining two-year vesting period. The average exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $284,728 calculated using the Black Scholes option pricing model

A summary of the stock option activity for the six months ended June 30, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2025	575,063	$1.341
Granted	514,933	$1.275
Forfeited	(87,004)	$1.333
Options outstanding as of June 30, 2026	1,002,992	$1.308
Options exercisable as of June 30, 2026	114,425	$1.275

As of June 30, 2026, the Company had 888,567 unvested options, the weighted-average remaining contractual life of the outstanding options was 3.97 years, and the weighted-average remaining contractual life of the exercisable options was 2.3 years.

As of June 30, 2026, the unrecognized compensation cost related to all unvested options is $439,012 and expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.9 years.

As of June 30, 2026, the intrinsic value of the outstanding and exercisable options was 0.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023 - 2026. The following assumptions were applied in determining the options’ fair value on their grant date:

	2026	2025
Risk-free interest rate	3.43% - 4.11%	3.5% - 4.37%
Expected option term (years)	3.65 - 3.79	2.6 - 3.79
Expected share price volatility	96.3% - 96.7%	95.9% - 98.0%

G.	Restricted Share Units Grant

On March 1, 2026, the Board approved the grant of an aggregate of 1,779,693 RSUs to certain officers, directors and consultants, subject to their continued engagement with the Company. The grant of the RSUs was made under and in accordance with the Plan and within the Company’s Compensation Policy for the Office Holders (the “Compensation Policy”), with the exception of the grant to the Company’s non-executive directors and the limitations set by the Compensation Policy. On June 1, 2026, the Company’s shareholders approved the grant of an aggregate of 631,020 RSUs (which are part of the 1,779,693 RSUs approved on March 1, 2026 by the Board) to the Company’s chief executive officer and the directors of the Company, subject to their continued engagement with the Company.

The Company calculates the fair value of RSUs based on the fair value on the closing trading price of the underlying shares at the date of grant. Each RSU vests based on continued service to the Company, between 12 – 36 months. The grant date fair value of the award is recognized as stock-based compensation expense over the requisite service period.

The fair value of this grant was $1,938,251, As of June 30, 2026, the unrecognized compensation cost related to all unvested RSUs was $1,484,065

A summary of the RSUs activity for the six months ended June 30, 2026 is as follows:

	Amount of RSUs	Weighted Average Grant date Fair |Value per Share
Outstanding as of December 31, 2025	586,584	$1.069
Granted	1,779,693	$1.09
Forfeited	-
Vested	(663,163)	$1.125
Unvested and Outstanding as of June 30, 2026	1,703,114	$1.068